SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	$ 8,343	$ 1,257
Additions	1,669	6,944
Disposals
Foreign exchange	(233)	142
Property and equipment, cost, ending balance	9,779	8,343
Depreciation, beginning balance	2,286	622
Charge in year	2,331	1,593
Foreign exchange	(63)	71
Depreciation, ending balance	4,554	2,286
Depreciation, net book value	5,225	6,057
IT equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	8,343	1,257
Additions	1,669	6,944
Disposals
Foreign exchange	(233)	142
Property and equipment, cost, ending balance	9,779	8,343
Depreciation, beginning balance	2,286	622
Charge in year	2,331	1,593
Foreign exchange	(63)	71
Depreciation, ending balance	4,554	2,286
Depreciation, net book value	$ 5,225	$ 6,057